Subsequent event (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended							12 Months Ended		0 Months Ended			0 Months Ended				0 Months Ended			0 Months Ended	1 Months Ended			0 Months Ended
	Sep. 30, 2013 2012 Plan Non-vested ordinary shares USD ($)	Apr. 01, 2013 2012 Plan Non-vested ordinary shares USD ($)	Mar. 22, 2013 2012 Plan Non-vested ordinary shares USD ($)	Jan. 02, 2013 2012 Plan Non-vested ordinary shares USD ($)	Sep. 30, 2012 2012 Plan Non-vested ordinary shares USD ($)	Oct. 02, 2012 2012 Plan Non-vested ordinary shares USD ($)	Jun. 01, 2012 2012 Plan Non-vested ordinary shares USD ($)	Dec. 31, 2013 2012 Plan Non-vested ordinary shares	Dec. 31, 2012 2012 Plan Non-vested ordinary shares	Mar. 10, 2014 Subsequent event Credit facility China Merchants Bank Co., Limited USD ($) item	Feb. 21, 2014 Subsequent event Credit facility China Merchants Bank Co., Limited USD ($)	Feb. 14, 2014 Subsequent event Loan from bank USD ($)	Feb. 14, 2014 Subsequent event Loan from bank Wing Lung Bank Limited USD ($)	Feb. 14, 2014 Subsequent event Loan from bank Wing Lung Bank Limited HKD	Mar. 10, 2014 Subsequent event Loan from bank Wing Lung Bank Limited USD ($) item	Feb. 14, 2014 Subsequent event Loan from bank Wing Lung Bank Limited Minimum	Feb. 14, 2014 Subsequent event Loan from bank Wing Lung Bank Limited LIBOR	Feb. 14, 2014 Subsequent event Loan from bank Wing Lung Bank Limited HIBOR	Feb. 14, 2014 Subsequent event Standby letters of credit Wing Lung Bank Limited Minimum USD ($)	Feb. 28, 2014 Subsequent event Ovation USD ($)	Feb. 28, 2014 Subsequent event Framework supply agreement Ovation USD ($)	Feb. 28, 2014 Subsequent event Framework supply agreement Ovation CNY	Feb. 28, 2014 Subsequent event Lefeng USD ($)	Feb. 02, 2014 Subsequent event 2012 Plan Non-vested ordinary shares USD ($)
Subsequent event
Non-vested ordinary shares granted to executive officers and employees (in shares)	411,600	501,000	10,000	561,000	340,000	34,000	367,500	1,483,600	741,500															1,240,448
Vesting period								4 years																4 years
Vesting percentage on first anniversary from grant date								0.25%																25.00%
Percentage of awards vesting on a monthly basis, ending on the fourth anniversary of the grant date								0.75%																75.00%
Period over which remaining three-fourth shares will vest on a monthly basis								3 years																3 years
Fair value of one ordinary shares on the grant-date (in dollars per share)	$ 21.21	$ 14.93	$ 14.31	$ 8.92	$ 3.75	$ 3.70	$ 2.76																	$ 52.93
Percentage of equity interest acquired																							75.00%
Total consideration payable for the acquisition																							$ 132.5
Sales value threshold																					148.7	900.0
Acquired equity interest (as a percent)																				23.00%
Total consideration pursuant to share purchase and subscription agreement																				55.8
Aggregate principal amount											150	50	50	390
Period from drawdown													12 months	12 months
Number of business days prior to the expiry of other debt instrument													30 days	30 days
Reference rate																	three-month LIBOR	HIBOR
Basis spread (as a percent)										1.50%							1.80%	1.60%
Guarantee of irrevocable standby letter of credit																			50
Guarantee amount as a percentage of currency exchange rate equivalent																103.00%
Term of facility											3 months
Number of business days prior to the expiry of other debt instrument											10 days
Number of drawdown										2					1
Amount borrowed										$ 120.9					$ 50.0